Equity (Details) - Schedule of Fair Value of Earnouts Granted	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Fair Value of Earnouts Granted [Line Items]
Outstanding as at December 31, 2023, Share Earnout | shares	1,725,000
Outstanding as at December 31, 2023, Fair value | $	$ 17,094,750
Lifezone Holdings [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings, Share Earnout | shares	12,536,026
Granted - Lifezone Holdings, Fair value per Earnout | $ / shares	$ 9.98
Granted - Lifezone Holdings, Fair value | $	$ 125,109,539
Lifezone Holdings One [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings, Share Earnout | shares	12,536,026
Granted - Lifezone Holdings, Fair value per Earnout | $ / shares	$ 9.84
Granted - Lifezone Holdings, Fair value | $	$ 123,354,496
Other related parties [member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Outstanding as at December 31, 2023, Share Earnout | shares	25,072,052
Outstanding as at December 31, 2023, Fair value | $	$ 248,464,035
Sponsor Shareholders [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder, Share Earnout | shares	862,500
Granted - Sponsor shareholder, Fair value per Earnout | $ / shares	$ 9.98
Granted - Sponsor shareholder, Fair value | $	$ 8,607,750
Sponsor Shareholders One [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder, Share Earnout | shares	862,500
Granted - Sponsor shareholder, Fair value per Earnout | $ / shares	$ 9.84
Granted - Sponsor shareholder, Fair value | $	$ 8,487,000